TAXES PAYABLE	12 Months Ended
Dec. 31, 2023
Taxes Payable
TAXES PAYABLE

22. TAXES PAYABLE

	As of December 31,
	2023	2022
	RMB’000	RMB’000
VAT	1,902	436
Income tax	40	93
Property tax	—	—
Other	51	53
	1,993	582

As of December 31, 2022, total taxes payable of discontinued operations was RMB 951,000 (Note 30).